Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets

NOTE 10—GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill from January 1, 2012 to December 31, 2012, by operating segment, were as follows (in thousands):

	Vivint	2GIG	Consolidated
Balance as of January 1, 2012	$—	$—	$—
Goodwill resulting from the Merger	832,579	43,792	876,371
Effect of foreign currency translation	271	—	271

Balance as of December 31, 2012	$832,850	$43,792	$876,642

There was no activity related to goodwill in the Successor Period. The entire carrying amount of goodwill was a result of the Merger, which occurred on November 16, 2012.

Intangible assets, net

The following table presents intangible asset balances as of December 31, 2012 and December 31, 2011 (in thousands):

	Successor	Predecessor
	December 31, 2012	December 31, 2011	Estimated Useful Lives
Customer contracts	$990,777	$—	10 years
2GIG customer relationships	45,000	—	10 years
2GIG 2.0 technology	17,000	—	8 years
2GIG 1.0 technology	8,000	—	6 years
CMS technology	2,300	—	5 years
Purchased technology	—	3,395	2 years
Lead generation technology	—	1,695	5 years

	1,063,077	5,090
Accumulated amortization	(10,058)	(4,384)

Net ending balance	$1,053,019	$706

Amortization expense related to intangible assets was $10,058,000 for the Successor Period ended December 31, 2012, $325,000 for the Predecessor Period ended November 16, 2012 and $1,751,000 and $2,602,000 for the years ended December 31, 2011 and 2010, respectively.

Estimated future amortization expense of intangible assets is as follows (in thousands):

2013	$169,218
2014	155,233
2015	138,598
2016	120,912
2017	105,919
Thereafter	363,139

Total estimated amortization expense	$1,053,019

During the fourth quarter of fiscal 2011, the Company reviewed certain intangible assets including contracts, licenses and agreements, which were held by the discontinued Smart Grid component, and identified asset impairment indicators. These indicators included a shift in the strategic direction for Smart Grid within the energy management framework. These conditions and events indicated that the carrying value of this asset group most likely will not be recoverable. Accordingly, the Company recognized an impairment of $1,315,000, or the full carrying amount of the asset. This impairment is included in discontinued operations in the 2011 consolidated statements of operations.